Warrants - Warrant Liability (Details) - Warrants - USD ($) $ in Thousands	3 Months Ended
	Oct. 15, 2023	Jul. 23, 2023
Fair value, liabilities measured on recurring basis, unobservable input reconciliation, calculation
Derivative warrant liabilities, Beginning balance	$ 2,334	$ 1,925
Granted to Granite Creek	1,015
Reclassification of liability-classified warrants	1,834
Issuance of contingently issuable shares	(173)
Change in fair value	(1,759)	409
Derivative warrant liabilities, Ending balance	$ 3,251	$ 2,334